Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
August 31, 2020

Dates Covered
Collections Period	08/01/20 - 08/31/20
Interest Accrual Period	08/17/20 - 09/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/20	779,312,061.16	39,249
Yield Supplement Overcollateralization Amount 07/31/20	28,751,840.01	0
Receivables Balance 07/31/20	808,063,901.17	39,249
Principal Payments	31,117,547.48	1,103
Defaulted Receivables	789,528.80	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/20	27,213,314.55	0
Pool Balance at 08/31/20	748,943,510.34	38,114

Pool Statistics	$ Amount	# of Accounts
Pool Factor	68.96%
Prepayment ABS Speed	1.64%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	4,975,082.03	211
Past Due 61-90 days	2,041,651.06	86
Past Due 91-120 days	353,764.04	20
Past Due 121+ days	0.00	0
Total	7,370,497.13	317

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.95%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.31%
Delinquency Trigger Occurred	NO

Recoveries	788,085.79
Aggregate Net Losses/(Gains) - August 2020	1,443.01
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.00%
Prior Net Losses Ratio	0.26%
Second Prior Net Losses Ratio	0.70%
Third Prior Net Losses Ratio	0.77%
Four Month Average	0.43%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.42%

Overcollateralization Target Amount	8,612,850.37
Actual Overcollateralization	8,612,850.37
Weighted Average APR	4.58%
Weighted Average APR, Yield Adjusted	6.41%
Weighted Average Remaining Term	52.84

Flow of Funds	$ Amount
Collections	39,490,611.45
Investment Earnings on Cash Accounts	1,481.13
Servicing Fee(1)	(673,386.58)
Transfer to Collection Account	-
Available Funds	38,818,706.00

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,113,814.35
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,206,462.12
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,612,850.37
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,205,779.16
(12) Collection Account Redeposits	4,388,000.00

Total Distributions of Available Funds	38,818,706.00

Servicing Fee	673,386.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 08/17/20	770,349,972.46
Principal Paid	30,019,312.49
Note Balance @ 09/15/20	740,330,659.97

Class A-1
Note Balance @ 08/17/20	0.00
Principal Paid	0.00
Note Balance @ 09/15/20	0.00
Note Factor @ 09/15/20	0.0000000%

Class A-2a
Note Balance @ 08/17/20	251,761,529.18
Principal Paid	24,805,398.13
Note Balance @ 09/15/20	226,956,131.05
Note Factor @ 09/15/20	73.3915829%

Class A-2b
Note Balance @ 08/17/20	52,918,443.28
Principal Paid	5,213,914.36
Note Balance @ 09/15/20	47,704,528.92
Note Factor @ 09/15/20	73.3915830%

Class A-3
Note Balance @ 08/17/20	336,770,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	336,770,000.00
Note Factor @ 09/15/20	100.0000000%

Class A-4
Note Balance @ 08/17/20	80,300,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	80,300,000.00
Note Factor @ 09/15/20	100.0000000%

Class B
Note Balance @ 08/17/20	32,400,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	32,400,000.00
Note Factor @ 09/15/20	100.0000000%

Class C
Note Balance @ 08/17/20	16,200,000.00
Principal Paid	0.00
Note Balance @ 09/15/20	16,200,000.00
Note Factor @ 09/15/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,205,614.35
Total Principal Paid	30,019,312.49
Total Paid	31,224,926.84

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	411,210.50
Principal Paid	24,805,398.13
Total Paid to A-2a Holders	25,216,608.63

Class A-2b
One-Month Libor	0.16188%
Coupon	0.39188%
Interest Paid	16,705.35
Principal Paid	5,213,914.36
Total Paid to A-2b Holders	5,230,619.71

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.1191801
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.8671338
Total Distribution Amount	28.9863139

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.3297455
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	80.2140672
Total A-2a Distribution Amount	81.5438127

A-2b Interest Distribution Amount	0.2570054
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	80.2140671
Total A-2b Distribution Amount	80.4710725

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	173.44
Noteholders' Third Priority Principal Distributable Amount	539.65
Noteholders' Principal Distributable Amount	286.91

Account Balances	$ Amount
Reserve Account
Balance as of 08/17/20	2,699,840.43
Investment Earnings	343.03
Investment Earnings Paid	(343.03)
Deposit/(Withdrawal)	-
Balance as of 09/15/20	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$5,195,803.78	$13,157,418.09	$22,213,427.68
Number of Extensions	203	509	836
Ratio of extensions to Beginning of Period Receivables Balance	0.64%	1.57%	2.55%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.